REVENUE RECOGNITION - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets, current (included within Other current assets)	$ 366	$ 306
Contract assets, non-current (included within Other assets)	65	26
Total contract assets	431	332
Contract with Customer, Liability, Current	(553)	(419)
Contract liabilities, non-current (included within Other long-term liabilities)	(164)	(160)
Total contract liabilities	(717)	(579)
Net contract assets (liabilities)	$ (286)	$ (247)